(Loss)/Profit on disposal of intangible assets (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
(Loss)/profit on disposal of intangible assets
(Loss)/Profit on disposal of registrations	£ (1,531)	£ (4,508)	£ 10,214	£ 17,841
Player loan income	816	159	1,088	238
Total (loss)/profit on disposal of intangible assets	£ (715)	£ (4,349)	£ 11,302	£ 18,079